Financial assets and liabilities - Contracted undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Not later than one year
Financial assets and liabilities
Borrowings	$ 363	$ 541
Derivative financial instruments	17	38
Trade and other payables	1,519	1,872
Between one and three years
Financial assets and liabilities
Borrowings	1,328	859
Derivative financial instruments	9	2
Between three and five years
Financial assets and liabilities
Borrowings	1,345	3,000
Derivative financial instruments	35	105
Later than five years
Financial assets and liabilities
Borrowings	$ 4,426	$ 5,845